Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fixed Income Alternatives Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Fixed Income Macro Strategies Fund

(the "Fund")

Supplement dated October 21, 2015 to the

Summary Prospectus and Prospectus, each dated July 29, 2015 (the "Prospectuses")

Goldman Sachs Asset Management, L.P. ("GSAM") is making certain enhancements to the Fund's investment strategies, consistent with its investment objective to seek to generate long-term absolute return, through the implementation of relative value, macro and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. Effective November 20, 2015, the Fund will use a long/short approach to invest in certain fixed income securities. (A long/short approach is a strategy that seeks to produce returns with risk and volatility that are uncorrelated with general global market risk and volatility by simultaneously taking long and short exposures in approximately equal amounts.)

Accordingly, effective November 20, 2015, the Fund's Prospectuses are revised as follows. To facilitate your review, certain sections of the Fund's Prospectuses have been supplemented and restated to incorporate these changes.

The following replaces in its entirety the "Goldman Sachs Fixed Income Macro Strategies Fund—Summary—Principal Strategy" section in the Prospectus and "Principal Strategy" section in the Summary Prospectus:

The Investment Adviser seeks to achieve its investment objective through the implementation of relative value, macro, long/short and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. The Fund may also employ a macro hedge at the portfolio level to remove unintended market directional risks, which may enable the Fund to pursue returns in a variety of market cycles. Absolute return performance may be uncorrelated to fixed income and equity markets over the long-term.

The Fund invests primarily in fixed income investments, including but not limited to: U.S. and foreign investment grade and non-investment grade fixed income investments, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), agency securities, agency mortgage-backed securities, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund may invest in fixed income securities of any maturity. The Fund may invest in unregistered securities, including, for example, restricted securities eligible for resale pursuant to an exemption from registration under the Securities Act of 1933, as amended ("Securities Act").

The Fund generally intends to invest in the following securities using a long/short approach: U.S. dollar denominated non-U.S. sovereign debt, corporate debt securities, quasi-sovereign securities, non-agency mortgage-backed securities, asset-backed securities, municipal securities, loans and loan participations and convertible securities, preferred stock, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund's investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt ("Senior Loans"), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt ("Second Lien Loans") and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. A long/short approach is a strategy that seeks to produce returns with risk and volatility that are uncorrelated with general global market risk and volatility by simultaneously taking long and short exposures in approximately equal amounts.

Non-investment grade fixed income securities (commonly known as "junk bonds") are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

The Fund may invest in sovereign debt securities and other instruments of issuers in emerging market countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. The Fund's investments may be denominated in currencies other than the U.S. dollar.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund's investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and Treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, mortgage, index, basis, total return, inflation, inflation asset, volatility, correlation, variance and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, or to gain long or short exposure to individual securities, a credit or asset backed index or equity markets.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will experience losses to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

Additionally, the Fund uses short positions and derivatives for both hedging and non-hedging purposes.

The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.

Investment in Cayman Subsidiary. The Fund intends to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity index-linked derivative instruments (which may include total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invests directly in commodities. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions.

Exposure to Commodities. The Fund primarily gains exposure to commodities by investing in the Subsidiary, and it may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships ("PTPs"), exchange-traded funds ("ETFs") and affiliated or unaffiliated investment companies. PTPs are limited partnerships, the interests (or "units") in which are traded on public exchanges, just like ETFs. The Fund may invest in PTPs that are commodity pools.

The Fund's benchmark index is the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Fund's benchmark are for informational purposes only and are not an indication of how the Fund is managed.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "INVESTMENT COMPANY ACT"), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

Goldman Sachs Fixed Income Macro Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fixed Income Alternatives Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Fixed Income Macro Strategies Fund

(the "Fund")

Supplement dated October 21, 2015 to the

Summary Prospectus and Prospectus, each dated July 29, 2015 (the "Prospectuses")

Goldman Sachs Asset Management, L.P. ("GSAM") is making certain enhancements to the Fund's investment strategies, consistent with its investment objective to seek to generate long-term absolute return, through the implementation of relative value, macro and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. Effective November 20, 2015, the Fund will use a long/short approach to invest in certain fixed income securities. (A long/short approach is a strategy that seeks to produce returns with risk and volatility that are uncorrelated with general global market risk and volatility by simultaneously taking long and short exposures in approximately equal amounts.)

Accordingly, effective November 20, 2015, the Fund's Prospectuses are revised as follows. To facilitate your review, certain sections of the Fund's Prospectuses have been supplemented and restated to incorporate these changes.

The following replaces in its entirety the "Goldman Sachs Fixed Income Macro Strategies Fund—Summary—Principal Strategy" section in the Prospectus and "Principal Strategy" section in the Summary Prospectus:

The Investment Adviser seeks to achieve its investment objective through the implementation of relative value, macro, long/short and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. The Fund may also employ a macro hedge at the portfolio level to remove unintended market directional risks, which may enable the Fund to pursue returns in a variety of market cycles. Absolute return performance may be uncorrelated to fixed income and equity markets over the long-term.

The Fund invests primarily in fixed income investments, including but not limited to: U.S. and foreign investment grade and non-investment grade fixed income investments, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), agency securities, agency mortgage-backed securities, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund may invest in fixed income securities of any maturity. The Fund may invest in unregistered securities, including, for example, restricted securities eligible for resale pursuant to an exemption from registration under the Securities Act of 1933, as amended ("Securities Act").

The Fund generally intends to invest in the following securities using a long/short approach: U.S. dollar denominated non-U.S. sovereign debt, corporate debt securities, quasi-sovereign securities, non-agency mortgage-backed securities, asset-backed securities, municipal securities, loans and loan participations and convertible securities, preferred stock, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund's investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt ("Senior Loans"), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt ("Second Lien Loans") and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. A long/short approach is a strategy that seeks to produce returns with risk and volatility that are uncorrelated with general global market risk and volatility by simultaneously taking long and short exposures in approximately equal amounts.

Non-investment grade fixed income securities (commonly known as "junk bonds") are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

The Fund may invest in sovereign debt securities and other instruments of issuers in emerging market countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. The Fund's investments may be denominated in currencies other than the U.S. dollar.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund's investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and Treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, mortgage, index, basis, total return, inflation, inflation asset, volatility, correlation, variance and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, or to gain long or short exposure to individual securities, a credit or asset backed index or equity markets.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will experience losses to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

Additionally, the Fund uses short positions and derivatives for both hedging and non-hedging purposes.

The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.

Investment in Cayman Subsidiary. The Fund intends to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity index-linked derivative instruments (which may include total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invests directly in commodities. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions.

Exposure to Commodities. The Fund primarily gains exposure to commodities by investing in the Subsidiary, and it may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships ("PTPs"), exchange-traded funds ("ETFs") and affiliated or unaffiliated investment companies. PTPs are limited partnerships, the interests (or "units") in which are traded on public exchanges, just like ETFs. The Fund may invest in PTPs that are commodity pools.

The Fund's benchmark index is the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Fund's benchmark are for informational purposes only and are not an indication of how the Fund is managed.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "INVESTMENT COMPANY ACT"), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Investment Adviser seeks to achieve its investment objective through the implementation of relative value, macro, long/short and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. The Fund may also employ a macro hedge at the portfolio level to remove unintended market directional risks, which may enable the Fund to pursue returns in a variety of market cycles. Absolute return performance may be uncorrelated to fixed income and equity markets over the long-term.

The Fund invests primarily in fixed income investments, including but not limited to: U.S. and foreign investment grade and non-investment grade fixed income investments, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), agency securities, agency mortgage-backed securities, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund may invest in fixed income securities of any maturity. The Fund may invest in unregistered securities, including, for example, restricted securities eligible for resale pursuant to an exemption from registration under the Securities Act of 1933, as amended ("Securities Act").

The Fund generally intends to invest in the following securities using a long/short approach: U.S. dollar denominated non-U.S. sovereign debt, corporate debt securities, quasi-sovereign securities, non-agency mortgage-backed securities, asset-backed securities, municipal securities, loans and loan participations and convertible securities, preferred stock, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund's investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt ("Senior Loans"), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt ("Second Lien Loans") and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. A long/short approach is a strategy that seeks to produce returns with risk and volatility that are uncorrelated with general global market risk and volatility by simultaneously taking long and short exposures in approximately equal amounts.

Non-investment grade fixed income securities (commonly known as "junk bonds") are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

The Fund may invest in sovereign debt securities and other instruments of issuers in emerging market countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. The Fund's investments may be denominated in currencies other than the U.S. dollar.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund's investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and Treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, mortgage, index, basis, total return, inflation, inflation asset, volatility, correlation, variance and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, or to gain long or short exposure to individual securities, a credit or asset backed index or equity markets.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will experience losses to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

Additionally, the Fund uses short positions and derivatives for both hedging and non-hedging purposes.

The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.

Investment in Cayman Subsidiary. The Fund intends to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity index-linked derivative instruments (which may include total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invests directly in commodities. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions.

Exposure to Commodities. The Fund primarily gains exposure to commodities by investing in the Subsidiary, and it may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships ("PTPs"), exchange-traded funds ("ETFs") and affiliated or unaffiliated investment companies. PTPs are limited partnerships, the interests (or "units") in which are traded on public exchanges, just like ETFs. The Fund may invest in PTPs that are commodity pools.

The Fund's benchmark index is the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Fund's benchmark are for informational purposes only and are not an indication of how the Fund is managed.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "INVESTMENT COMPANY ACT"), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.